Earnings Per Common Share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Common Share [Abstract]
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775